SIGNIFICANT ACCOUNTING POLICIES - Deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Balance, at the beginning of the year	$ 52,586	$ 54,616
Revenue recognized	(17,469)	(38,625)
Increase in deferred revenues and customer advances	20,613	36,595
Balance, at the end of the year	55,730	52,586
Less current portion at the end of the year	(38,820)	(36,634)
Long-term portion at the end of the year	$ 16,910	$ 15,952